FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The carrying values of the Company’s financial instruments are as follows:

Financial Instrument	Category	December 31, 2023	December 31, 2022
Cash and cash equivalents	Amortized cost	$91,135	$40,602
Marketable securities	Fair value through profit or loss	$1,554	$2,494
Receivables	Amortized cost	$957	$35
Deposits	Amortized cost	$2,102	$2,128
Contingent consideration receivable	Fair value through profit or loss	$—	$—
Accounts payable	Amortized cost	$16,074	$10,209
Convertible debenture	Fair value through profit or loss	$22,775	$—
Other liabilities	Amortized cost	$691	$2,497

For financial assets and financial liabilities at amortized cost, the fair value at initial recognition is determined in accordance with generally accepted pricing models based on discounted cash flow analysis or using prices from observable current market transactions. The fair value of the Company’s cash and cash equivalents, receivables, deposits, accounts payable and other liabilities approximate their carrying amounts due to the short-term maturities of these instruments and/or the rate of interest being received or charged.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Valuation techniques using inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 – Valuation techniques using inputs for the asset or liability that are not based on observable market data.

The carrying value of the Company’s marketable securities is based on the quoted market price of the shares in the publicly traded company to which the investment relates (Level 1).

The fair value of the contingent consideration receivable is subject to significant estimates relating to the probability of the occurrence of certain events (Level 3).

The fair value of the convertible debenture is subject to significant estimates relating to the probability and timing that (i) the Company will complete a project financing of at least US$200,000,000 during the term of the convertible debenture; and (ii) there will be a change of control, calculated using the partial differential equation approach (Level 3).

4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued)

The Company’s risk exposure and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit losses are measured using a present value and probability-weighted model that considers all reasonable and supportable information available without undue cost or effort along with information available concerning past defaults, current conditions and forecasts at the reporting date.

IFRS 9 – Financial Instruments, requires the recognition of 12 month expected credit losses (the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date) if credit risk has not significantly increased since initial recognition (stage 1), lifetime expected credit losses for financial instruments for which the credit risk has increased significantly since initial recognition (stage 2) or which are credit impaired (stage 3). There are no material expected credit losses with respect to the Company’s financial instruments held at amortized cost.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk consists of interest rate risk, foreign currency risk and other price risk. As at December 31, 2023, the Company is exposed to market risk on its marketable securities. A 10% decrease in the share price of the Company’s marketable securities at December 31, 2023 (Note 5) would have resulted in a $156,000 decrease to the carrying value of the Company’s marketable securities and an increase of the same amount to the Company’s unrealized loss on marketable securities.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient cash to meet liabilities when due.

The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued)

Liquidity risk (continued)

The undiscounted financial liabilities and commitments as of December 31, 2023 will mature as follows:

	Less than 1 year	1-5 years	Greater than 5 years	Total
Accounts payable	$16,074	$—	$—	$16,074
Commitment to spend on exploration	13,483	—	—	13,483
Reclamation and mine closure	72	251	26,707	27,030
Leases[1]	2,462	7,995	12,697	23,154
Convertible debenture[2]	—	35,371	—	35,371
Other liabilities	500	250	—	750
Total	$32,591	$43,867	$39,404	$115,862
(1)	Including non-lease components such as common area maintenance and other costs.
(2)	Principal and interest payments are presented on the basis that the convertible debenture matures in December 2028 and that the Company continues to elect to accrue interest to the principal amount and pay the principal and accrued interest upon the convertible debenture’s maturity (Note 13). While the convertible debenture has a maturity date of December 2028, Management expects that the convertible debenture will be repaid during 2024 upon completion of project financing for the construction and development of the Eskay Creek project.